Reconciliations of Reportable Segment Assets and Other Significant Items (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets for reportable segments	$ 3,165	$ 3,274
Cash held in corporate headquarters	27,768	33,856
Marketable securities - current and noncurrent	8,173	5,441
Elimination of receivables from corporate headquarters	(604)	(605)
Other unallocated amounts	702	392
TOTAL ASSETS	39,204	42,358
Revenues from external customers	3,474	2,969	$ 4,292
Interest income	1,683	1,963	1,811
Depreciation and amortization	(67)	(58)	(55)
Segment Totals
Segment Reporting, Asset Reconciling Item [Line Items]
Revenues from external customers	3,474	2,969	4,292
Interest income	6	7	8
Interest expense	(38)	(37)	(38)
Depreciation and amortization	(67)	(58)	(55)
Adjustments
Segment Reporting, Asset Reconciling Item [Line Items]
Interest income	1,677	1,956	1,803
Interest expense	$ 38	$ 37	$ 38